Average Annual Total Returns - Class S - Thrivent Municipal Bond Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.98%	3.48%	4.54%	4.98%	3.47%	4.53%	4.21%	3.45%	4.38%	5.21%	3.91%	4.63%